Employee Benefits - Summary of Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2024 CAD ($)
Pension plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	$ 1,360
Decrease in assumption	98
Pension plans [member] | 0.25% Actuarial Assumption of Expected Rates of Salary Increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	72
Increase in assumption	3
Pension plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	156
Increase in assumption	9
Pension plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	2
Pension plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	2
Other benefit plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	132
Decrease in assumption	6
Other benefit plans [member] | 1% Actuarial Assumption of Medical Cost Trend Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	99
Decrease in assumption	(82)
Increase in assumption	12
Decrease in assumption	(10)
Other benefit plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	17
Increase in assumption	1
Other benefit plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	3
Other benefit plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 3